CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS 2 (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,408)	$ (14,754)	$ (39,971)	$ (39,415)	$ (58,225)	$ (32,840)
Foreign currency translation (loss) gain	172	441	(79)	931	524	179
Total comprehensive loss	$ (10,236)	$ (14,313)	$ (40,050)	$ (38,484)	$ (57,701)	$ (32,661)